Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Amortized Cost of Securities and Approximate Fair Values

The amortized cost of securities and their approximate fair values at June 30, 2013 and December 31, 2012, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
June 30, 2013:
U.S. treasuries	$3,496	$27	$—	$3,523
Government agency securities	69,636	123	(939)	68,820
Obligations of state and municipal subdivisions	37,976	231	(2,175)	36,032
Corporate bonds	2,092	—	(70)	2,022
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	31	—	535

	$113,704	$412	$(3,184)	$110,932

December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

The amortized cost of securities and their approximate fair values at December 31, 2012, 2011 and 2010 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

December 31, 2011:
U.S. treasuries	$2,492	$58	$—	$2,550
Government agency securities	65,092	615	(21)	65,686
Obligations of state and municipal subdivisions	20,970	1,355	—	22,325
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,275	155	—	3,430

	$91,829	$2,183	$(21)	$93,991

December 31, 2010:
U.S. treasuries	$1,000	$30	$—	$1,030
Government agency securities	40,686	798	(64)	41,420
Obligations of state and municipal subdivisions	6,063	71	(136)	5,998
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,996	168	(1)	4,163

	$51,745	$1,067	$(201)	$52,611

Proceeds from Sale, Gross Gains and Losses of Securities Available for Sale

Proceeds from sale of securities available for sale and gross gains and losses for the six months ended June 30, 2013 and 2012 were as follows:

	Six months ended June 30,
	2013	2012
Proceeds from sale	—	$2,078

Gross gains	—	$—

Gross losses	—	$3

Proceeds from sale of securities available for sale and gross gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
	2012	2011	2010
Proceeds from sale	$2,078	$—	$—

Gross gains	$—	$—	$—

Gross losses	$3	$—	$—

Amortized Cost and Estimated Fair Value of Securities Available for Sale by Contractual Maturity

The amortized cost and estimated fair value of securities available for sale at June 30, 2013, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	June 30, 2013
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$5,998	$6,054
Due from one year to five years	51,952	51,333
Due from five to ten years	21,900	21,652
Thereafter	33,350	31,358

	113,200	110,397
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	535

	$113,704	$110,932

Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$2,499	$2,526
Due from one year to five years	49,559	49,960
Due from five to ten years	25,832	26,231
Thereafter	32,252	33,958

	110,142	112,675
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	680

	$110,777	$113,355

Summary of Unrealized Losses and Fair Value Securities in Continuous Unrealized Loss Position

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of June 30, 2013 and December 31, 2012, are summarized as follows:

Description of Securities	Number of Securities	Value Impaired				Total
		Less Than 12 Months		Greater Than 12 Months
		Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
June 30, 2013
Government agency securities	30	$47,047	$(939)	$—	$—	$47,047	$(939)
Obligations of state and municipal subdivisions	42	22,362	(2,175)	—	—	22,362	(2,175)
Corporate bonds	2	2,022	(70)	—	—	2,022	(70)

		$71,431	$(3,184)	$—	$—	$71,431	$(3,184)

December 31, 2012
Obligations of state and municipal subdivisions	9	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	1	990	(25)	—	—	990	(25)

		$7,541	$(242)	$—	$—	$7,541	$(242)

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012, 2011 and 2010, are summarized as follows:

	Value Impaired
	Less Than 12 Months		Greater Than 12 Months		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
December 31, 2012:
Obligations of state and municipal subdivisions	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	990	(25)	—	—	990	(25)

	$7,541	$(242)	$—	$—	$7,541	$(242)

December 31, 2011:
Government agency securities	$9,479	$(21)	$—	$—	$9,479	$(21)

December 31, 2010:
Government agency securities	$6,808	$(64)	$—	$—	$6,808	$(64)
Obligations of state and municipal subdivisions	3,853	(136)	—	—	3,853	(136)
Residential mortgage-backed securities guaranteed by FNMA, GNMA and FHLMC	344	(1)	—	—	344	(1)

	$11,005	$(201)	$—	$—	$11,005	$(201)

Moody Credit Ratings in State and Municipal Obligations Portfolio

As of December 31, 2012, the Moody credit ratings in the state and municipal obligations portfolio are shown in the following table.

Moody Credit Rating	% of portfolio
A1	5.2%
Aa1	2.2
Aa2	6.6
Aa3	0.9
Aaa	33.7
Not available	8.2
Not rated	43.2

100.0%